United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated International Bond Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—96.3%
	AUSTRALIAN DOLLAR—1.7%
	State/Provincial—1.7%
1,125,000	Queensland Treasury Corp., 4.00%, 6/21/2019	$1,155,226
	BRITISH POUND—11.6%
	Finance - Automotive—2.4%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,649,885
	Retailers—1.1%
400,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 3/27/2034	759,014
	Sovereign—4.8%
2,000,000	United Kingdom, Government of, Bond, 1.75%, 9/7/2022	2,976,470
180,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	303,764
	TOTAL	3,280,234
	Telecommunications & Cellular—1.8%
650,000	Vodafone Group PLC, Sr. Unsecd. Note, (Series EMTN), 5.625%, 12/4/2025	1,198,492
	Utilities—1.5%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,028,316
	TOTAL BRITISH POUND	7,915,941
	CANADIAN DOLLAR—3.0%
	Sovereign—3.0%
700,000	Canada, Government of, Bond, 4.00%, 6/1/2017	754,819
1,080,000	Canada, Government of, Bond, 3.25%, 6/1/2021	1,168,390
100,000	Canada, Government of, Bond, 4.00%, 6/1/2016	105,713
	TOTAL CANADIAN DOLLAR	2,028,922
	DANISH KRONE—2.0%
	Mortgage Banks—0.4%
1,497,689	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	285,029
	Sovereign—1.6%
5,700,000	Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	1,081,191
	TOTAL DANISH KRONE	1,366,220
	EURO—34.3%
	Insurance—1.4%
650,000	MetLife Global Funding I, (Series EMTN), 4.625%, 5/16/2017	962,536
	Sovereign—32.9%
740,000	Austria, Government of, Sr. Unsecd. Note, 3.65%, 4/20/2022	1,123,786
890,000	Belgium, Government of, 2.75%, 3/28/2016	1,239,907
550,000	Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	822,846
1,500,000	Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	1,911,757

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
450,000	Bundesrepublic Deutschland, 2.25%, 9/4/2021	638,610
300,000	Bundesrepublic Deutschland, Bond, 3.50%, 1/4/2016	429,481
900,000	Bundesrepublic Deutschland, Bond, 3.75%, 1/4/2015	1,255,777
850,000	Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,142,677
930,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,173,003
1,735,000	Buoni Poliennali Del Tes, Sr. Unsecd. Note, 5.00%, 3/1/2025	2,306,583
880,000	Finland, Government of, 1.625%, 9/15/2022	1,144,979
724,000	France, Government of, 4.25%, 10/25/2023	1,114,413
790,000	France, Government of, Bond, 3.50%, 4/25/2026	1,131,840
1,025,000	France, Government of, Bond, 4.50%, 4/25/2041	1,665,367
686,000	French Treasury Note, 2.00%, 7/12/2015	930,985
1,270,000	Irish Treasury Bills, 5/20/2013	1,654,005
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,036,268
410,000	Netherlands, Government of, Bond, 3.25%, 7/15/2015	573,580
	TOTAL	22,295,864
	TOTAL EURO	23,258,400
	HONG KONG DOLLAR—1.6%
	Sovereign—1.6%
8,500,000	Hong Kong Treasury Bills, 5/15/2013	1,095,701
	JAPANESE YEN—32.7%
	Agency—4.6%
200,000,000	Caisse d'Amortissement de la Dette Sociale (CADES), Series EMTN, 0.63143%, 3/12/2014	2,158,075
100,000,000	Instituto de Credito Official, Series 1, 0.8471%, 4/23/2014	1,016,233
	TOTAL	3,174,308
	Banking—6.9%
50,000,000	Asian Development Bank, 2.35%, 6/21/2027	630,220
180,000,000	KFW, 2.05%, 2/16/2026	2,203,197
160,000,000	Nordic Investment Bank, Sr. Unsecd. Note, 1.70%, 4/27/2017	1,840,725
	TOTAL	4,674,142
	Finance—1.7%
97,000,000	General Electric Capital Corp., (Series MTN), 2.00%, 2/22/2017	1,105,188
	Sovereign—19.5%
222,000,000	Japan—284 (10 Year Issue), 1.70%, 12/20/2016	2,541,523
27,000,000	Japan, Government of, 0.30%, 12/20/2016	293,664
314,000,000	Japan, Government of, 1.30%, 3/20/2021	3,611,873
265,000,000	Japan, Government of, 1.90%, 12/20/2023	3,201,028
70,000,000	Japan, Government of, Sr. Unsecd. Note, 1.30%, 3/20/2019	805,883
240,000,000	Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2017	2,775,530
	TOTAL	13,229,501
	TOTAL JAPANESE YEN	22,183,139

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		NORWEGIAN KRONE—4.4%
		Finance - Automotive—0.8%
3,000,000		BMW Finance N.V., Series EMTN, 3.50%, 7/17/2015	533,924
		Sovereign—3.6%
12,800,000		Norway, Government of, Bond, 4.25%, 5/19/2017	2,461,135
		TOTAL NORWEGIAN KRONE	2,995,059
		SINGAPORE DOLLAR—1.6%
		Sovereign—1.6%
1,170,000		Singapore, Government of, Sr. Unsecd. Note, 2.50%, 6/1/2019	1,041,735
		SWEDISH KRONA—3.5%
		Sovereign—3.5%
14,590,000		Sweden, Government of, 3.00%, 7/12/2016	2,393,113
		TOTAL BONDS (IDENTIFIED COST $68,955,576)	65,433,456
		INVESTMENT FUND—0.2%
1,505	[1]	GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $150,500)	131,549
		MUTUAL FUNDS—2.7%[2]
529,534	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	529,534
131,404		Federated Project and Trade Finance Core Fund	1,286,446
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,840,452)	1,815,980
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $70,946,528)[4]	67,380,985
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	546,714
		TOTAL NET ASSETS—100%	$67,927,699

At February 28, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/7/2013	21,560,000 Norwegian Krone	368,654,440 Japanese Yen	$(160,432)
3/7/2013	365,463,560 Japanese Yen	21,560,000 Norwegian Krone	$34,720
3/11/2013	4,960,000 Australian Dollar	$5,104,609	$(42,606)
3/22/2013	2,201,807 Euro	$2,909,296	$(34,256)
3/28/2013	1,211,200 Euro	134,238,748 Japanese Yen	$(16,752)
3/28/2013	1,211,200 Euro	134,822,668 Japanese Yen	$(24,058)
3/28/2013	3,633,600 Euro	408,107,056 Japanese Yen	$(64,350)
3/28/2013	680,040,956 Japanese Yen	6,056,000 Euro	$(724,942)
4/2/2013	1,100,000 British Pound	2,148,993 Singapore Dollar	$(69,414)
4/2/2013	2,143,676 Singapore Dollar	1,100,000 British Pound	$(3,080)
4/25/2013	3,308,034 Euro	24,435,642 Norwegian Krone	$(129,124)
4/25/2013	2,966,731 Euro	22,058,270 Norwegian Krone	$(79,146)
4/25/2013	24,435,642 Norwegian Krone	3,304,782 Euro	$(198,476)
4/25/2013	22,058,270 Norwegian Krone	2,985,286 Euro	$(179,166)
4/30/2013	3,080,000 Euro	387,876,412 Japanese Yen	$(106,164)
4/30/2013	74,665,008 Japanese Yen	660,000 Euro	$(66,640)
4/30/2013	580,052,740 Japanese Yen	5,150,000 Euro	$(517,702)
5/7/2013	5,159,801 Norwegian Krone	600,000 British Pound	$(42,228)
Contracts Sold:
3/4/2013	98,164 British Pound	$148,883	$(38)
3/7/2013	21,560,000 Norwegian Krone	365,463,560 Japanese Yen	$153,672
3/7/2013	368,654,440 Japanese Yen	21,560,000 Norwegian Krone	$(62,388)
3/11/2013	4,960,000 Australian Dollar	$5,085,121	$23,118
3/28/2013	6,056,000 Euro	680,040,956 Japanese Yen	$154,946
3/28/2013	408,107,056 Japanese Yen	3,633,600 Euro	$405,459
3/28/2013	134,822,668 Japanese Yen	1,211,200 Euro	$150,850
3/28/2013	134,238,748 Japanese Yen	1,211,200 Euro	$149,846
4/2/2013	1,100,000 British Pound	2,143,676 Singapore Dollar	$65,636
4/2/2013	2,148,993 Singapore Dollar	1,100,000 British Pound	$2,564
4/25/2013	2,985,286 Euro	22,058,270 Norwegian Krone	$113,926
4/25/2013	3,304,782 Euro	24,435,642 Norwegian Krone	$129,142
4/25/2013	22,058,270 Norwegian Krone	2,966,731 Euro	$120,150
4/25/2013	24,435,642 Norwegian Krone	3,308,034 Euro	$202,704
4/30/2013	5,150,000 Euro	580,052,740 Japanese Yen	$51,618
4/30/2013	660,000 Euro	74,665,008 Japanese Yen	$10,450
4/30/2013	387,876,412 Japanese Yen	3,080,000 Euro	$(57,304)
5/7/2013	600,000 British Pound	5,159,801 Norwegian Krone	$28,710
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(780,755)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $576,745 and $876,343 respectively. This is based on the contracts held as of each month-end throughout the three month period.
At February 28, 2013, the Fund had no outstanding options contracts.
The average notional amount of purchased options held by the Fund throughout the period was $42,505. This is based on amounts held as of each month end throughout the three month period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

1	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
2	Affiliated holdings.
3	7-Day net yield.
4	At February 28, 2013, the cost of investments for federal tax purposes was $71,257,593. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $3,876,608. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,022,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,899,435.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$65,433,456	$—	$65,433,456
Investment Fund	—	—	131,549	131,549
Mutual Funds	529,534	1,286,446	—	1,815,980
TOTAL SECURITIES	$529,534	$66,719,902	$131,549	$67,380,985
OTHER FINANCIAL INSTRUMENTS*	$—	$(780,755)	$—	$(780,755)
*	Other financial instruments include foreign exchange contracts.
See Notes which are an integral part of the Financial Statements

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013